                                                               February 14, 1997

Dear Shareholder,

     We are pleased to present you with the semiannual report for PaineWebber RMA Money Market Portfolio, PaineWebber RMA Tax-Free Fund, Inc. and PaineWebber RMA U.S. Government Portfolio for the six months ended December 31, 1996.

GENERAL MARKET OVERVIEW

     Early in 1996, government reports showing higher-than-expected economic growth prompted a sharp drop in bond prices and ensuing stock market volatility, a scenario that would continue early into the semiannual period covered by this report.

     Several factors helped stocks move higher despite this volatility, including an overall positive environment for corporate earnings and profit growth, as well as strong cash inflows into 401(k)s and equity mutual funds. Then, in July, a spate of disappointing earnings announcements contributed to the first meaningful overall stock market correction since 1994. This proved short-lived, however, and in August the stock market retraced much of the ground it had lost. By mid-September, as investor confidence grew, money returning to the equity markets propelled the Standard & Poor's 500 Index, a commonly used measure of stock market performance, to a then-record high (a circumstance which underscores the hazards of market timing). Although October, November and December were characterized by continued market volatility, the nation's economic out-look continued to encourage investors, and the stock market continued its upward climb.

     "Volatile" also best describes the nature of the bond market over the six months ended December 31, 1996. Early in the period, ongoing uncertainty over the direction of interest rates persistently unsettled an already-jittery market. By mid-summer, a moderating economy helped bolster the market for a short period of time, a situation that was, however, only fleeting as renewed fears of an overheating economy quickly reemerged. The market would repeat this about-face in late fall, when new economic data appeared to affirm the moderation in economic activity that brought about mid-summer's brief revival in the market. A 28-basis point rally ensued that would be over before year end as the release of unexpected economic data would again cause a correction in yields that would last well into January 1997.

PORTFOLIO REVIEW

     PAINEWEBBER RMA MONEY MARKET PORTFOLIO


     PaineWebber RMA Money Market Portfolio's net assets totalled $7.9 billion as of December 31, 1996. The Portfolio's current yield for the seven-day period ended December 31, 1996 was 4.92%. The Portfolio's weighted average maturity was 68 days as of December 31, 1996.

     During the six-month period, the Fed maintained a Federal Funds rate of 5.25%, an indication of the Fed's perception that the economic environment had assumed a measure of stability. We anticipated this scenario and kept the Portfolio's weighted average maturity slightly longer than those of its peers. As a result, the Portfolio had a minimum of cash to invest at lower interest rates, a situation that ultimately proved beneficial to performance.

PAINEWEBBER RMA U.S. GOVERNMENT PORTFOLIO

PaineWebber RMA U.S. Government Portfolio also maintained a longer weighted average maturity than its peers, for reasons similar to those cited for PaineWebber RMA Money Market Portfolio. The Portfolio's net assets totalled $1.1 billion as of December 31, 1996. The Portfolio's current yield for the seven-day period ended December 31, 1996 was 4.87%. As of December 31, 1996, the Portfolio's weighted average maturity was 77 days.

PAINEWEBBER RMA TAX-FREE FUND, INC.

During the period, PaineWebber RMA Tax-Free Fund maintained a longer weighted average maturity than its peers in order to be better positioned for January's usual large inflow of cash. The Fund's net assets totalled $2.0 billion as of December 31, 1996. The Fund's current yield for the seven-day period ended December 31, 1996 was 3.14%. The Fund's weighted average maturity as of December 31, 1996 was 57 days. In addition, the Fund did not invest in any securities subject to the federal alternative minimum tax for individual taxpayers during the fiscal period.



OUTLOOK

     As we enter the new year, the consensus seems to be for moderate gross domestic product growth and inflation. The economy is presently characterized by slow growth and stable inflation, with interest rates varying little. Inflation, currently at 3%, seems to be at a comfort level and should persist. Overall, short-term rates should remain stable for the first half of 1997. As of December 31, 1996, the Federal Funds rate remained at 5.25%, while commercial paper was at approximately a 5.30% discount level for the one month product, with a yield that ranged from 5.75% to 5.85% for the one year product.

     Given our belief that the current economic environment will persist, we plan to maintain the Funds' current positions. Although we are interested in maintaining higher yields, we will not do so by sacrificing the Funds' emphasis on security, quality and liquidity.

     Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have.



Sincerely,



/s/ Margo Alexander                     /s/ Dennis L. McCauley                  /s/ Susan P. Ryan

MARGO ALEXANDER                         DENNIS L. McCAULEY                      SUSAN P. RYAN
President,                              Managing Director and Chief             Senior Vice President,
Mitchell Hutchins Asset                 Investment Officer--Fixed Income        Taxable Money Funds
Management Inc.                         Mitchell Hutchins Asset                 Mitchell Hutchins Asset
                                        Management Inc.                         Management Inc.
                                                                                Portfolio Manager,
                                                                                PaineWebber RMA
                                                                                Money Fund Inc.


/s/ Roger S. Stern                      /s/ Debbie Vermann

ROGER S. STERN                          DEBBIE VERMANN
Portfolio Manager,                      Portfolio Manager,
PaineWebber RMA                         PaineWebber RMA
U.S. Government Portfolio               Tax-Free Fund, Inc.


PaineWebber                RMA MONEY MARKET PORTFOLIO

              STATEMENT OF NET ASSETS              December 31, 1996 (unaudited)

Principal
 Amount                                                            Maturity           Interest
  (000)                                                             Dates               Rates            Value
---------                                                    --------------------  ---------------  ---------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS--13.71%
$ 105,000  United States Treasury Bills ...................  02/06/97 to 01/08/98  4.650 to 5.190 %@ $   101,569,317
   25,900  United States Treasury Note ....................        02/28/97             6.875            25,972,124
  109,795  Federal Farm Credit Bank .......................  03/03/97 to 05/01/97  4.950 to 5.400       109,779,716
   25,000  Federal Farm Credit Bank .......................        01/02/97            5.355*            24,997,479
  269,450  Federal Home Loan Bank .........................  01/28/97 to 12/26/97  5.400 to 6.050       269,386,395
   30,000  Federal Home Loan Bank .........................        03/20/97            5.582*            30,000,000
   81,700  Federal National Mortgage Association ..........  02/14/97 to 05/02/97  4.780 to 5.180        80,996,810
   30,000  Federal National Mortgage Association ..........        01/07/97            5.420*            29,987,363
  186,300  Student Loan Marketing Association .............  01/07/97 to 12/24/97  5.630 to 6.070       186,306,126
  217,300  Student Loan Marketing Association .............        01/07/97        5.310 to 5.420 *     217,280,087
                                                                                                    ---------------
Total U.S. Government and Agency Obligations
                                                                                                      1,076,275,417
  (cost--$1,076,275,417)...................................
                                                                                                    ---------------
BANK NOTES--11.35%
DOMESTIC--9.31%
   37,400  Bank America National Trust & Savings
             Association ..................................  05/07/97 to 11/21/97  5.500 to 5.520        37,390,692
   75,000  Bank of America Illinois .......................  01/08/97 to 12/29/97  5.410 to 5.660        74,981,042
   52,000  Bank of Hawaii .................................        01/03/97             5.500            52,000,184
   43,000  Bank One, Milwaukee, NA ........................        03/25/97             5.560            43,000,402
   30,000  Comerica Bank Detroit ..........................        07/11/97             6.150            30,000,000
   16,000  Comerica Bank Detroit ..........................        01/07/97            5.520*            15,999,866
  100,000  FCC National Bank ..............................  03/13/97 to 07/18/97  5.500 to 6.000       100,004,189
   48,500  FCC National Bank ..............................        01/02/97        5.360 to 5.580 *      48,497,792
   19,000  First National Bank Chicago ....................        05/06/97             5.700            18,995,974
   15,000  Huntington Bancshares Incorporated .............        03/14/97             5.700            15,002,355
   30,000  Key Bank of New York ...........................        11/04/97             5.600            30,001,695
   35,200  Morgan Guaranty Trust Company ..................        01/15/97             5.250            35,201,431
   25,000  Old Kent Bank & Trust Company ..................        11/05/97             5.600            24,987,764
  110,000  PNC Bank, N.A. .................................  01/02/97 to 01/27/97  5.245 to 5.503 *     109,985,896
   40,000  Society National Bank ..........................        01/10/97            5.525*            39,996,277
   20,000  Wachovia Bank of North Carolina ................        01/08/97             5.360            20,000,000
   35,000  Wachovia Bank of North Carolina ................        01/03/97            5.438*            34,999,786
                                                                                                    ---------------
                                                                                                        731,045,345
                                                                                                    ---------------
YANKEE--2.04%
  160,400  ABN-AMRO Bank N.V. .............................  02/18/97 to 12/04/97  5.500 to 5.690       160,338,182
                                                                                                    ---------------
                                                                                                        891,383,527
Total Bank Notes (cost--$891,383,527)......................
                                                                                                    ---------------
BANKERS ACCEPTANCES@--0.80%
DOMESTIC--0.30%
   23,802  Chase Manhattan Bank ...........................  01/28/97 to 03/31/97  5.290 to 5.600        23,630,635
YANKEE--0.50%
   39,350  Bank of Tokyo-Mitsubishi Limited ...............  02/04/97 to 02/19/97       5.350            39,105,809
                                                                                                    ---------------
                                                                                                         62,736,444
Total Bankers Acceptances (cost--$62,736,444)..............
                                                                                                    ---------------

PaineWebber                RMA MONEY MARKET PORTFOLIO

Principal
 Amount                                                            Maturity           Interest
  (000)                                                             Dates               Rates            Value
---------                                                    --------------------  ---------------  ---------------
CERTIFICATES OF DEPOSIT--22.60%
DOMESTIC--1.51%
$  85,000  Bankers Trust New York Corporation .............        01/07/97        5.470 to 5.530 %* $    84,968,785
   34,000  Bankers Trust New York Corporation .............        12/10/97             5.500            33,954,041
                                                                                                    ---------------
                                                                                                        118,922.826
                                                                                                    ---------------
YANKEE--21.09%
  312,000  Bank of Tokyo-Mitsubishi Limited ...............  01/06/97 to 03/06/97  5.440 to 5.600       312,002,602
   35,000  Commerzbank AG .................................        01/21/97             5.520            35,000,364
   25,000  Den Danske Bank A/S ............................        02/10/97             5.390            25,000,000
   57,000  Deutsche Bank AG ...............................  03/31/97 to 07/11/97  5.570 to 6.110        56,996,076
   37,000  Dresdner Bank AG ...............................        02/26/97        5.010 to 5.050        36,996,225
  258,000  Fuji Bank Limited ..............................  01/03/97 to 01/31/97  5.650 to 5.930       258,001,155
   24,900  Industrial Bank of Japan Limited ...............        01/09/97             5.610            24,900,055
   30,000  Rabobank Nederland .............................        04/28/97             5.500            30,000,949
  385,000  Sanwa Bank Limited  ............................  01/02/97 to 03/17/97  5.470 to 5.650       384,995,062
  301,730  Societe Generale................................  03/31/97 to 12/03/97  5.530 to 6.090       301,752,365
  135,000  Sumitomo Bank Limited ..........................  01/02/97 to 01/24/97  5.630 to 5.850       135,004,720
   55,000  Westpac Banking Corporation ....................  02/26/97 to 03/19/97  5.080 to 5.610        54,997,866
                                                                                                    ---------------
                                                                                                      1,655,647,439
                                                                                                    ---------------
                                                                                                      1,774,570,265
Total Certificates of Deposit (cost--$1,774,570,265).......
                                                                                                    ---------------
COMMERCIAL PAPER@--42.11%
AEROSPACE - DEFENSE--1.00%
   79,000  Raytheon Company ...............................  01/03/97 to 01/16/97  5.380 to 6.230        78,886,596
                                                                                                    ---------------
AGRICULTURE--0.64%
   50,000  Cargill Financial Services Corporation .........  01/08/97 to 01/09/97       5.360            49,944,167
                                                                                                    ---------------
ASSET-BACKED--7.18%
  119,700  Asset Securitization Cooperative Corporation ...  01/09/97 to 03/19/97  5.310 to 5.360       119,193,433
   41,449  Delaware Funding Corporation ...................  01/07/97 to 02/07/97  5.380 to 5.470        41,318,529
   85,000  Eiger Capital Corporation ......................  01/06/97 to 02/18/97  5.320 to 5.450        84,727,783
   65,000  New Center Asset Trust .........................  01/29/97 to 02/27/97  5.300 to 5.420        64,558,944
   93,150  Preferred Receivables Funding Corporation ......  01/02/97 to 01/16/97  5.330 to 5.450        93,000,025
  161,248  Triple-A One Funding Corporation ...............  01/10/97 to 02/19/97  5.400 to 5.720       160,619,814
                                                                                                    ---------------
                                                                                                        563,418,528
                                                                                                    ---------------
AUTO & TRUCK--4.13%
  175,000  Ford Motor Credit Company ......................  01/10/97 to 04/10/97  5.340 to 5.415       174,355,965
  150,000  General Motors Acceptance Corporation ..........        01/02/97             7.350           149,969,375
                                                                                                    ---------------
                                                                                                        324,325,340
                                                                                                    ---------------
BANKING--4.72%
   40,000  Abbey National North America ...................        03/03/97             5.300            39,640,778
   25,000  B.B.V. Finance (DE) Incorporated ...............        01/22/97             5.310            24,922,563
   25,000  BCI Funding Corporation ........................        01/07/97             5.350            24,977,708
   24,850  BEX America Finance Incorporated ...............        01/08/97             5.360            24,824,101
   28,600  BHF Finance (DE) Incorporated ..................  02/04/97 to 02/18/97  5.300 to 5.400        28,414,807
   25,000  Canadian Imperial Holdings Incorporated ........        01/10/97             5.330            24,966,687
   15,000  Credito Italiano (DE) Incorporated .............        01/06/97             5.410            14,988,729

PaineWebber                RMA MONEY MARKET PORTFOLIO

Principal
 Amount                                                            Maturity           Interest
  (000)                                                             Dates               Rates            Value
---------                                                    --------------------  ---------------  ---------------
COMMERCIAL PAPER@--(continued)
BANKING--(CONCLUDED)
$  48,000  Cregem North America Incorporated ..............  01/02/97 to 01/27/97  5.300 to 5.400 % $    47,911,844
   25,000  Den Danske Corporation Incorporated ............        01/09/97             5.420            24,969,889
   30,677  Nordbanken North America Incorporated ..........        01/07/97             5.320            30,649,800
   15,000  San Paolo U.S. Financial Company ...............        01/13/97             5.390            14,973,050
   69,600  Unifunding Incorporated ........................  01/06/97 to 02/04/97  5.340 to 5.410        69,440,405
                                                                                                    ---------------
                                                                                                        370,680,361
                                                                                                    ---------------
BROKER/DEALER--7.56%
   15,000  BT Securities Corporation ......................        01/22/97             5.420            14,952,575
  124,373  Lehman Brothers Holdings Incorporated ..........  01/02/97 to 05/14/97  5.360 to 7.200       123,858,070
  179,900  Merrill Lynch & Company Incorporated ...........  01/15/97 to 02/03/97  5.320 to 5.500       179,318,391
  277,000  Morgan Stanley Group Incorporated ..............  01/15/97 to 05/02/97  5.320 to 5.400       275,433,764
                                                                                                    ---------------
                                                                                                        593,562,800
                                                                                                    ---------------
COMPUTERS--1.27%
  100,000  IBM Credit Corporation .........................  01/13/97 to 01/22/97  5.380 to 5.400        99,753,083
                                                                                                    ---------------
CONGLOMERATE--0.74%
   59,000  BTR Dunlop Finance Incorporated ................  03/03/97 to 03/06/97  5.300 to 5.320        58,456,308
                                                                                                    ---------------
CONSUMER PRODUCTS--0.16%
   13,000  Clorox Company .................................        02/28/97             5.320            12,888,576
                                                                                                    ---------------
DRUGS, HEALTHCARE--1.13%
   10,000  Bayer Corporation ..............................        02/13/97             5.320             9,936,456
   55,000  Lilly (Eli) & Company ..........................  02/13/97 to 07/03/97  5.300 to 5.350        53,817,208
   25,000  Sandoz Corporation .............................        01/16/97             5.310            24,944,688
                                                                                                    ---------------
                                                                                                         88,698,352
                                                                                                    ---------------
ELECTRONICS--0.23%
   18,000  Sony Capital Corporation .......................        01/23/97             5.380            17,940,820
                                                                                                    ---------------
ENERGY--0.71%
   25,000  Exxon Imperial U.S. Incorporated ...............        01/06/97             5.370            24,981,354
   31,000  Mobil Australia Finance Company ................        02/03/97             5.320            30,848,824
                                                                                                    ---------------
                                                                                                         55,830,178
                                                                                                    ---------------
ENTERTAINMENT--0.32%
   25,000  Walt Disney Company ............................        03/14/97             5.230            24,738,500
                                                                                                    ---------------
FINANCE - CONDUIT--0.83%
   15,000  Commerzbank U.S. Finance Incorporated ..........        01/31/97             5.550            14,930,625
   20,000  MetLife Funding Incorporated ...................        01/23/97             5.300            19,935,222
    6,000  Svenska Handelsbanken Incorporated .............        02/20/97             5.490             5,954,250
   24,600  Toronto-Dominion Holdings USA Incorporated .....        01/14/97             5.400            24,552,030
                                                                                                    ---------------
                                                                                                         65,372,127
                                                                                                    ---------------
FINANCE - CREDIT UNION--0.32%
   25,000  U.S. Central Credit Union ......................        01/27/97             5.330            24,903,764
                                                                                                    ---------------

PaineWebber                RMA MONEY MARKET PORTFOLIO

Principal
 Amount                                                            Maturity           Interest
  (000)                                                             Dates               Rates            Value
---------                                                    --------------------  ---------------  ---------------
COMMERCIAL PAPER@--(continued)
FINANCE - DIVERSIFIED--0.63%
$  50,000  Associates Corporation of North America ........        01/16/97            5.380%       $    49,887,916
                                                                                                    ---------------
FINANCE - SUBSIDIARY--2.98%
   29,600  Creditanstalt Finance Incorporated .............        01/08/97             5.420            29,568,805
   15,000  Deutsche Bank Financial Incorporated ...........        01/06/97             5.550            14,988,438
  110,000  Dresdner U.S. Finance Incorporated .............  01/06/97 to 01/16/97  5.290 to 5.400       109,840,972
   79,800  National Australia Funding (DE) Incorporated ...  01/02/97 to 01/06/97  5.410 to 5.450        79,771,349
                                                                                                    ---------------
                                                                                                        234,169,564
                                                                                                    ---------------
FOOD, BEVERAGE & TOBACCO--0.88%
   10,000  American Brands Incorporated ...................        01/17/97             5.480             9,975,644
   30,000  B.A.T. Capital Corporation .....................        01/16/97             5.420            29,932,250
   30,000  Campbell Soup Company ..........................        07/17/97             5.370            29,118,425
                                                                                                    ---------------
                                                                                                         69,026,319
                                                                                                    ---------------
GENERAL TRADE--0.25%
   20,000  Mitsubishi International Corporation ...........        01/07/97             5.330            19,982,233
                                                                                                    ---------------
INSURANCE--1.53%
   20,000  ITT Hartford Group Incorporated ................        01/23/97             5.440            19,933,511
  100,000  Prudential Funding Corporation .................  01/09/97 to 01/13/97  5.390 to 5.400        99,850,167
                                                                                                    ---------------
                                                                                                        119,783,678
                                                                                                    ---------------
INSURANCE - PROPERTY/CASUALTY--0.87%
   20,000  A.I. Credit Corporation ........................        01/14/97             5.280            19,961,866
   48,200  AIG Funding Incorporated .......................        01/15/97        5.350 to 5.370        48,099,537
                                                                                                    ---------------
                                                                                                         68,061,403
                                                                                                    ---------------
MACHINE & MACHINE TOOLS--0.24%
   18,700  Caterpillar Financial Services Corporation .....        01/08/97             5.700            18,679,274
                                                                                                    ---------------
METALS & MINING--0.36%
   28,236  RTZ America Incorporated .......................        01/17/97             5.600            28,165,724
                                                                                                    ---------------
MISCELLANEOUS--0.88%
   69,500  Beta Finance Incorporated ......................  01/17/97 to 02/26/97  5.300 to 5.620        69,150,844
                                                                                                    ---------------
OIL EQUIPMENT & SERVICES--0.08%
    6,000  Colonial Pipeline Company ......................        01/17/97             5.300             5,985,867
                                                                                                    ---------------
POLLUTION CONTROL--0.50%
   39,800  WMX Technologies Incorporated ..................  03/25/97 to 04/10/97  5.580 to 5.670        39,233,969
                                                                                                    ---------------
PRINTING, PUBLISHING--0.96%
   21,900  Gannett Company ................................        01/14/97             5.380            21,857,453
   19,000  Mcgraw-Hill Companies Incorporated (The) .......        03/25/97             5.300            18,767,831
   35,000  Reed Elsevier Incorporated .....................        02/07/97             5.300            34,809,347
                                                                                                    ---------------
                                                                                                         75,434,631
                                                                                                    ---------------

PaineWebber                RMA MONEY MARKET PORTFOLIO

Principal
 Amount                                                            Maturity           Interest
  (000)                                                             Dates               Rates            Value
---------                                                    --------------------  ---------------  ---------------
COMMERCIAL PAPER@--(concluded)
TELECOMMUNICATIONS--1.01%
$  39,500  Ameritech Capital Funding Corporation ..........        02/18/97            5.550%       $    39,207,700
   39,900  Bellsouth Capital Funding Corporation ..........  01/10/97 to 01/27/97  5.300 to 5.320        39,797,227
                                                                                                    ---------------
                                                                                                         79,004,927
                                                                                                    ---------------
                                                                                                      3,305,965,849
Total Commercial Paper (cost--$3,305,965,849)..............
                                                                                                    ---------------
SHORT-TERM CORPORATE OBLIGATIONS--9.74%
BANKING--1.01%
   59,600  Bankers Trust New York Corporation .............        01/02/97        5.690 to 5.740 *      59,600,000
   20,000  Norwest Corporation ............................        01/30/97             7.875            20,040,025
                                                                                                    ---------------
                                                                                                         79,640,025
                                                                                                    ---------------
BROKER/DEALER--6.06%
  267,500  Bear Stearns Companies Incorporated ............  01/09/97 to 08/12/97  5.160 to 6.010       267,513,590
   78,000  Bear Stearns Companies Incorporated ............  01/02/97 to 01/24/97      5.613*            78,000,000
   35,000  Merrill Lynch & Company Incorporated ...........  03/17/97 to 05/12/97  5.560 to 5.900        35,000,000
   84,900  Merrill Lynch & Company Incorporated ...........  01/02/97 to 01/07/97  5.430 to 5.520 *      84,895,942
   10,000  Morgan Stanley Group Incorporated ..............        02/03/97             7.790            10,024,026
                                                                                                    ---------------
                                                                                                        475,433,558
                                                                                                    ---------------
BUSINESS SERVICES--0.51%
   40,000  PHH Corporation ................................        01/02/97            5.330*            39,999,541
                                                                                                    ---------------
FINANCE - DIVERSIFIED--0.80%
62,800 ..  CIT Group Holdings Incorporated.................        01/02/97        5.330 to 5.350 *      62,765,434
                                                                                                    ---------------
FOOD, BEVERAGE & TOBACCO--0.09%
    7,000  Heinz (H J) Company ............................        09/15/97             5.500             6,994,286
                                                                                                    ---------------
MISCELLANEOUS--1.27%
   75,000  Beta Finance Incorporated ......................  03/18/97 to 12/10/97  5.550 to 6.080        74,999,253
   25,000  Beta Finance Incorporated ......................        01/07/97            5.500*            25,000,000
                                                                                                    ---------------
                                                                                                         99,999,253
                                                                                                    ---------------
                                                                                                        764,832,097
Total Short-Term Corporate Obligations
  (cost--$764,832,097).....................................
                                                                                                    ---------------

PaineWebber                RMA MONEY MARKET PORTFOLIO

Principal
 Amount                                                            Maturity           Interest
  (000)                                                             Dates               Rates            Value
---------                                                    --------------------  ---------------  ---------------
REPURCHASE AGREEMENTS--0.51%
$  20,319  Repurchase Agreement dated 12/31/96 with
             Citicorp Securities Incorporated,
             collateralized by $20,675,000 U.S. Treasury
             Bonds, 6.500% due 11/15/26; proceeds:
             $20,326,902 ..................................        01/02/97            7.000%       $    20,319,000
   20,000  Repurchase Agreement dated 12/31/96 with Goldman
             Sachs & Company, collateralized by $13,065,000
             U.S. Treasury Bonds, 13.250% due 05/15/14;
             proceeds: $20,006,611 ........................        01/02/97             5.950            20,000,000
                                                                                                    ---------------
                                                                                                         40,319,000
Total Repurchase Agreements (cost--$40,319,000)............
                                                                                                    ---------------
                                                                                                      7,916,082,599
TOTAL INVESTMENTS (cost--$7,916,082,599 which approximates
  cost for federal income tax purposes)-- 100.82%..........
                                                                                                       (64,179,691)
Liabilities in excess of other assets--(0.82)% ............
                                                                                                    ---------------
                                                                                                     $7,851,902,908
NET ASSETS (applicable to 7,855,788,178 shares outstanding
  at $1.00 per share)--100.00%.............................
                                                                                                    ---------------
                                                                                                    ---------------

---------------

* Variable rate securities--maturity date reflects earlier of reset date or stated maturity date.

@  Interest rates shown are discount rates at date of purchase.

                       Weighted average maturity--68 days

                 See accompanying notes to financial statements

PaineWebber              RMA U.S. GOVERNMENT PORTFOLIO

              STATEMENT OF NET ASSETS              December 31, 1996 (unaudited)

Principal
 Amount                                                             Maturity           Interest
  (000)                                                              Dates              Rates            Value
---------                                                     --------------------  --------------  ---------------
U.S. GOVERNMENT OBLIGATIONS--54.75%
$  35,000  U.S. Treasury Bills .............................  02/06/97 to 08/21/97  4.960 to 5.315%@ $    34,237,651
  567,250  U.S. Treasury Notes .............................  01/31/97 to 11/15/97  4.750 to 8.750      568,741,845
                                                                                                    ---------------
                                                                                                        602,979,496
Total U.S. Government Obligations (cost--$602,979,496)......
                                                                                                    ---------------
REPURCHASE AGREEMENTS--44.67%
   48,000  Repurchase agreement dated 12/31/96 with Citicorp
             Securities, Inc., collateralized by $40,760,000
             U.S. Treasury Bonds, 8.125% due 08/15/19;
             proceeds: $48,018,667..........................        01/02/97            7.000            48,000,000
   48,000  Repurchase agreement dated 12/31/96 with Daiwa
             Securities America, Inc., collateralized by
             $45,281,000 U.S. Treasury Bonds, 7.250% due
             08/15/04; proceeds: $48,018,133................        01/02/97            6.800            48,000,000
   48,000  Repurchase agreement dated 12/31/96 with Dresdner
             Kleinwort Benson N.A. LLC Inc., collateralized
             by $46,937,000 U.S. Treasury Notes, 8.750% due
             10/15/97; proceeds: $48,017,333................        01/02/97            6.500            48,000,000
   48,000  Repurchase agreement dated 12/31/96 with First
             Chicago Capital Markets, Inc., collateralized
             by $48,965,000 U.S. Treasury Notes, 5.50% due
             11/15/98; proceeds: $48,017,867................        01/02/97            6.700            48,000,000
   45,000  Repurchase agreement dated 12/31/96 with Fuji
             Securities, Inc., collateralized by $45,194,000
             U.S. Treasury Notes, 4.750% due 02/15/97;
             proceeds: $45,016,375..........................        01/02/97            6.550            45,000,000
   29,959  Repurchase agreement dated 12/31/96 with Goldman,
             Sachs & Co. LP, collateralized by $26,110,000
             U.S. Treasury Bonds, 8.125% due 05/15/21;
             proceeds: $29,968,903..........................        01/02/97            5.950            29,959,000
   45,000  Repurchase agreement dated 12/31/96 with Lehman
             Government Securities, Inc., collateralized by
             $35,745,000 U.S. Treasury Bonds, 8.875% due
             02/15/19; proceeds: $45,016,250................        01/02/97            6.500            45,000,000
   45,000  Repurchase agreement dated 12/31/96 with Morgan
             Stanley & Co., Inc., collateralized by
             $31,980,000 U.S. Treasury Bonds, 12.750% due
             11/15/10; proceeds: $45,015,625................        01/02/97            6.250            45,000,000
   45,000  Repurchase agreement dated 12/31/96 with Salomon
             Brothers, Inc., collateralized by $47,224,000
             U.S. Treasury Bonds, 6.250% due 08/15/23;
             proceeds: $45,016,250..........................        01/02/97            6.500            45,000,000
   45,000  Repurchase agreement dated 12/30/96 with Smith
             Barney, Inc., collateralized by $31,835,000
             U.S. Treasury Bonds, 12.750% due 11/15/10;
             proceeds: $45,023,625..........................        01/02/97            6.300            45,000,000

PaineWebber              RMA U.S. GOVERNMENT PORTFOLIO

Principal
 Amount                                                             Maturity           Interest
  (000)                                                               Date               Rate            Value
---------                                                     --------------------  --------------  ---------------
REPURCHASE AGREEMENTS--(concluded)
$  45,000  Repurchase agreement dated 12/31/96 with UBS
             Securities LLC, collateralized by $45,843,000
             U.S. Treasury Notes, 5.625% due 11/30/98;
             proceeds: $45,016,750..........................        01/02/97            6.700%      $    45,000,000
                                                                                                    ---------------
                                                                                                        491,959,000
Total Repurchase Agreements (cost--$491,959,000)............
                                                                                                    ---------------
                                                                                                      1,094,938,496
TOTAL INVESTMENTS (cost--$1,094,938,496 which approximates
  cost for federal income tax purposes)--99.42%.............
                                                                                                          6,343,512
Other assets in excess of liabilities--0.58%................
                                                                                                    ---------------
                                                                                                     $1,101,282,008
NET ASSETS (applicaple to 1,101,689,461 shares outstanding
  at $1.00 per share)--100.00%..............................
                                                                                                    ---------------
                                                                                                    ---------------

---------------

@  Interest rates shown are discount rates at date of purchase.

                       Weighted average maturity--77 days

                 See accompanying notes to financial statements

PaineWebber                   RMA MONEY FUND, INC.

              STATEMENT OF OPERATIONS                   FOR THE SIX MONTHS ENDED
                                                   DECEMBER 31, 1996 (UNAUDITED)

                                                                                MONEY MARKET     U.S. GOVERNMENT
                                                                                  PORTFOLIO         PORTFOLIO
                                                                               ---------------  ------------------
INVESTMENT INCOME:
  Interest...................................................................   $ 216,669,593      $ 31,212,030
                                                                               ---------------  ------------------

EXPENSES:
  Investment advisory and administration.....................................      19,749,607         2,491,291
  Transfer agency and service fees...........................................       1,526,344           233,930
  State registration.........................................................         543,892           217,366
  Custody and accounting.....................................................         393,307            58,700
  Reports and notices to shareholders........................................         152,246            74,478
  Legal and audit............................................................          97,469            45,417
  Insurance..................................................................          26,727            17,393
  Directors' fees............................................................           6,175             6,175
  Distribution fees..........................................................              --           466,241
  Other expenses.............................................................          29,796            65,964
                                                                               ---------------  ------------------
                                                                                   22,525,563         3,676,955
                                                                               ---------------  ------------------
NET INVESTMENT INCOME........................................................     194,144,030        27,535,075
NET REALIZED GAINS FROM INVESTMENT TRANSACTIONS..............................         278,622            21,696
                                                                               ---------------  ------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.........................   $ 194,422,652      $ 27,556,771
                                                                               ---------------  ------------------
                                                                               ---------------  ------------------

                 STATEMENT OF CHANGES IN NET ASSETS

                                        FOR THE SIX MONTHS ENDED
                                            DECEMBER 31, 1996               FOR THE YEAR ENDED
                                               (UNAUDITED)                     JUNE 30, 1996
                                     -------------------------------  -------------------------------
                                     MONEY MARKET   U.S. GOVERNMENT   MONEY MARKET   U.S. GOVERNMENT
                                       PORTFOLIO       PORTFOLIO        PORTFOLIO       PORTFOLIO
                                     -------------  ----------------  -------------  ----------------
FROM OPERATIONS:
  Net investment income............   $194,144,030   $   27,535,075    $336,992,881   $   50,112,918
  Net realized gains (losses) from
    investment transactions........       278,622            21,696        338,176           (16,273)
                                     -------------  ----------------  -------------  ----------------
  Net increase in net assets
    resulting from operations......   194,422,652        27,556,771    337,331,057        50,096,645
                                     -------------  ----------------  -------------  ----------------
DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income............  (194,144,030)      (27,535,075)  (337,693,601)      (50,288,868)
                                     -------------  ----------------  -------------  ----------------
NET INCREASE (DECREASE) IN NET
  ASSETS FROM CAPITAL SHARE
  TRANSACTIONS.....................   329,012,015       (36,250,174)  2,124,829,044      321,921,848
                                     -------------  ----------------  -------------  ----------------
Net increase (decrease) in net
  assets...........................   329,290,637       (36,228,478)  2,124,466,500      321,729,625
NET ASSETS:
  Beginning of period..............  7,522,612,271    1,137,510,486   5,398,145,771      815,780,861
                                     -------------  ----------------  -------------  ----------------
  End of period....................  7$,851,902,908  $1,101,282,008   7$,522,612,271  $1,137,510,486
                                     -------------  ----------------  -------------  ----------------
                                     -------------  ----------------  -------------  ----------------

                 See accompanying notes to financial statements

PaineWebber                   RMA MONEY FUND, INC.

              NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

PaineWebber RMA Money Fund, Inc. ("Corporation") was organized under the laws of Maryland on July 2, 1982 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. The Corporation is a series mutual fund with three portfolios: PaineWebber RMA Money Market Portfolio ("Money Market Portfolio"), PaineWebber RMA U.S. Government Portfolio ("U.S. Government Portfolio") (collectively the "Funds") and PaineWebber Retirement Money Fund. The financial statements of PaineWebber Retirement Money Fund are not included herein.

The preparation of financial statements in accordance with generally accepted accounting principles requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

VALUATION AND ACCOUNTING FOR INVESTMENTS AND INVESTMENT INCOME--Investments are valued at amortized cost which approximates market value. Investment transactions are recorded on trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

REPURCHASE AGREEMENTS--The Funds' custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, each Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

The ability of the issuers of the debt securities held by the Funds to meet their obligations may be affected by economic developments, including those particular to a specific industry or region.

ACQUISITIONS

Effective November 20, 1995, the U.S. Government Portfolio acquired all the net assets of PaineWebber/ Kidder, Peabody Government Money Fund, Inc. ("PW/KP Government Money Fund") pursuant to a plan of reorganization approved by PW/KP Government Money Fund shareholders on November 10, 1995. The acquisition was accomplished by a tax-free exchange of 236,411,466 shares of the U.S. Government Portfolio for the 236,411,466 shares of PW/KP Government Money Fund outstanding on November 20, 1995. PW/KP Government Money Fund's net assets at that date, valued at $236,258,548, including accumulated net realized losses of $952 were combined with those of the U.S. Government Portfolio.

Effective February 20, 1996, the Money Market Portfolio acquired all the net assets of PaineWebber/ Kidder, Peabody Cash Reserve Fund, Inc. ("PW/KP Cash Reserve Fund") and PaineWebber/Kidder, Peabody Premium Account Fund ("PW/KP Premium Account Fund") pursuant to a plan of reorganization approved by PW/KP Cash Reserve Fund and PW/KP Premium Account Fund shareholders on February 13, 1996. The acquisition was accomplished by a taxable exchange of 881,401,323 shares of Money Market Portfolio for 881,401,323 shares of PW/KP Cash Reserve Fund and a tax-free exchange of 528,420,026 shares of Money Market Portfolio for 528,420,026 shares of PW/KP Premium Account Fund outstanding on February 20, 1996. PW/KP Cash Reserve Fund's and PW/KP Premium Account Fund's net assets at that date, valued at $881,308,148 and $528,254,921, respectively, were combined with those of the Money Market Portfolio.

INVESTMENT ADVISER AND ADMINISTRATOR

The Corporation's Board of Directors has approved an Investment Advisory and Administration Contract ("Advisory Contract") with PaineWebber Incorporated ("PaineWebber"), under which PaineWebber serves as investment adviser and administrator of the Corporation and each of its series. In accordance with the Advisory Contract, each Fund pays PaineWebber an investment advisory and administration fee, which is accrued daily and paid monthly, in accordance with the following schedule:

                                                                                         ANNUAL
                              AVERAGE DAILY NET ASSETS                                    RATE
-------------------------------------------------------------------------------------  -----------
MONEY MARKET PORTFOLIO:
  All................................................................................        0.50%
U.S. GOVERNMENT PORTFOLIO:
  Up to $300 million.................................................................        0.50
  In excess of $300 million up to $750 million.......................................        0.44
  Over $750 million..................................................................        0.36

At December 31, 1996, the Money Market Portfolio and the U.S. Government Portfolio owed PaineWebber $3,474,269, and $398,878 respectively, for investment advisory and administration fees.

Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly-owned subsidiary of PaineWebber, serves as sub-adviser and sub-administrator of the Fund pursuant to a Sub-Advisory and Sub-Administration Contract between PaineWebber and Mitchell Hutchins. In accordance with that contract, PaineWebber (not the Fund) pays Mitchell Hutchins a fee, computed daily and paid monthly, at an annual rate of 20% of the fee paid by the Fund to PaineWebber under the Advisory Contract.

DISTRIBUTION PLAN

PaineWebber is the distributor of the shares of both the U.S. Government Portfolio and Money Market Portfolio. Under the plan of distribution, the U.S. Government Portfolio is authorized to pay PaineWebber a monthly service fee at the annual rate of up to 0.15% of its average daily net assets for providing shareholder services and maintaining shareholder accounts. Currently, PaineWebber is compensated for providing such services at the annual rate of 0.08% of the U.S. Government Portfolio's average daily net assets. No such fees are charged by PaineWebber for the similar services it provides for the Money Market Portfolio. At December 31, 1996, the U.S. Government Portfolio owed PaineWebber $74,393 for such service fees.

TRANSFER AGENCY SERVICE FEES

Each Fund pays PaineWebber an annual fee of $4.00 per active PaineWebber shareholder account, plus certain out-of-pocket expenses, for services not provided by the Funds' transfer agent. For these services for the six months ended December 31, 1996, PaineWebber earned $843,473 and $75,197 from the Money Market Portfolio and the U.S. Government Portfolio, respectively. At December 31, 1996, the Money Market Portfolio and the U.S. Government Portfolio owed PaineWebber approximately $143,359 and $12,300, respectively, for such shareholder service fees and reimbursement of out-of-pocket expenses.

OTHER LIABILITIES

At December 31, 1996, the Money Market Portfolio and the U.S. Government Portfolio, had dividends payable aggregating $14,319,798 and $1,942,778, respectively, and the Money Market Portfolio had payables for investments purchased aggregating $109,350,467.

FEDERAL TAX STATUS

Each Fund intends to distribute all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.

At June 30, 1996, RMA Money Market Portfolio and RMA U.S. Government Portfolio had net capital loss carryforwards of $3,224,592, and $79,878, respectively. These loss carryforwards are available as reductions, to the extent provided in the regulations, of future net realized capital gains, and will expire between June 30, 1997 and June 30, 2003 for both Funds. To the extent that these losses are used to offset future net capital gains, the gains so offset will not be distributed.

CAPITAL SHARE TRANSACTIONS

There are 20 billion $0.001 par value authorized shares of common stock relating to the Money Market Portfolio and the U.S. Government Portfolio. Transactions in capital shares, at $1.00 per share, were as follows:

                                          FOR THE SIX MONTHS ENDED                  FOR THE YEAR ENDED
                                              DECEMBER 31, 1996                        JUNE 30, 1996
                                    -------------------------------------  -------------------------------------
                                       MONEY MARKET      U.S. GOVERNMENT      MONEY MARKET      U.S. GOVERNMENT
                                        PORTFOLIO           PORTFOLIO          PORTFOLIO           PORTFOLIO
                                    ------------------  -----------------  ------------------  -----------------
Shares sold.......................  $   21,135,248,757  $   2,764,927,316  $   36,981,794,128  $   5,529,576,191
Shares issued in connection with
  the acquisition of:
  PW/KP Cash Reserve Fund.........          --                 --                 881,401,323         --
  PW/KP Government Money Fund.....          --                 --                  --                236,411,466
  PW/KP Premium Account Fund......          --                 --                 528,420,026         --
Shares repurchased................     (20,993,275,490)    (2,827,940,110)    (36,593,662,079)    (5,492,802,034)
Dividends reinvested..............         187,038,748         26,762,620         326,875,646         48,736,225
                                    ------------------  -----------------  ------------------  -----------------
Net increase (decrease) in shares
  outstanding.....................  $      329,012,015  $     (36,250,174) $    2,124,829,044  $     321,921,848
                                    ------------------  -----------------  ------------------  -----------------
                                    ------------------  -----------------  ------------------  -----------------

PaineWebber                RMA MONEY MARKET PORTFOLIO

              FINANCIAL HIGHLIGHTS

Selected data for a share of common stock outstanding throughout each period is presented below:

                                          FOR THE SIX MONTHS
                                                ENDED                        FOR THE YEARS ENDED JUNE 30,
                                          DECEMBER 31, 1996   ----------------------------------------------------------
                                             (UNAUDITED)         1996        1995        1994        1993        1992
                                          ------------------  ----------  ----------  ----------  ----------  ----------
Net asset value, beginning of period....     $       1.00     $     1.00  $     1.00  $     1.00  $     1.00  $     1.00
                                          ------------------  ----------  ----------  ----------  ----------  ----------
Net investment income...................            0.025          0.051       0.049       0.030       0.029       0.046
Dividends from net investment income....           (0.025)        (0.051)     (0.049)     (0.030)     (0.029)     (0.046)
                                          ------------------  ----------  ----------  ----------  ----------  ----------
Net asset value, end of period..........     $       1.00     $     1.00  $     1.00  $     1.00  $     1.00  $     1.00
                                          ------------------  ----------  ----------  ----------  ----------  ----------
                                          ------------------  ----------  ----------  ----------  ----------  ----------
Total investment return(1)..............            2.50%          5.25%       5.00%       2.95%       2.98%       4.56%
                                          ------------------  ----------  ----------  ----------  ----------  ----------
                                          ------------------  ----------  ----------  ----------  ----------  ----------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's).......     $  7,851,903     $7,522,612  $5,398,146  $4,337,009  $4,031,398  $4,054,344
Expenses to average net assets..........           0.57%*       0.60%(2)       0.59%       0.59%       0.59%       0.59%
Net investment income to average net
  assets................................           4.91%*       5.14%(2)       4.91%       2.98%       2.95%       4.57%

------------

 *  Annualized

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for a period of less than one year has not been annualized.

(2) These ratios include non-recurring acquisition expenses of 0.01%.

PaineWebber              RMA U.S. GOVERNMENT PORTFOLIO

              FINANCIAL HIGHLIGHTS

Selected data for a share of common stock outstanding throughout each period is presented below:

                                        FOR THE SIX MONTHS
                                              ENDED                      FOR THE YEARS ENDED JUNE 30,
                                        DECEMBER 31, 1996   ------------------------------------------------------
                                           (UNAUDITED)         1996       1995       1994       1993       1992
                                        ------------------  ----------  ---------  ---------  ---------  ---------
Net asset value, beginning of
  period..............................     $       1.00     $     1.00  $    1.00  $    1.00  $    1.00  $    1.00
                                        ------------------  ----------  ---------  ---------  ---------  ---------
Net investment income.................            0.024          0.049      0.046      0.027      0.028      0.044
Dividends from net investment income..           (0.024)        (0.049)    (0.046)    (0.027)    (0.028)    (0.044)
                                        ------------------  ----------  ---------  ---------  ---------  ---------
Net asset value, end of period........     $       1.00     $     1.00  $    1.00  $    1.00  $    1.00  $    1.00
                                        ------------------  ----------  ---------  ---------  ---------  ---------
                                        ------------------  ----------  ---------  ---------  ---------  ---------
Total investment return(1)............            2.40%          5.04%      4.67%      2.74%      2.83%      4.36%
                                        ------------------  ----------  ---------  ---------  ---------  ---------
                                        ------------------  ----------  ---------  ---------  ---------  ---------
RATIOS/SUPPLEMENT DATA:
Net assets, end of period (000's).....     $  1,101,282     $1,137,510  $ 815,781  $ 854,928  $ 880,834  $ 838,023
Expenses to average net assets........           0.63%*          0.65%(2)     0.63%     0.62%     0.61%      0.62%
Net investment income to average net
  assets..............................           4.72%*          4.91%(2)     4.55%     2.75%     2.80%      4.37%

------------

 *  Annualized

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for a period of less than one year has not been annualized.

(2) These ratios include non-recurring acquisition expenses of 0.02%.

PaineWebber             RMA TAX-FREE FUND, INC.

              STATEMENT OF NET ASSETS              December 31, 1996 (unaudited)

 Principal
  Amount                                                                   Maturity           Interest
   (000)                                                                    Dates              Rates            Value
-----------                                                          --------------------  --------------  ---------------
                                                    ALABAMA--1.12%
 $  16,300   Mcintosh Industrial Development Board
               Pollution Control Revenue Bonds
               (Ciba Geigy)........................................           A                5.100%      $    16,300,000
     6,000   St. Clair County Industrial Development Board
               (National Cement Company Inc. Project)..............           A                4.300             6,000,000
                                                                                                           ---------------
                                                                                                                22,300,000
                                                                                                           ---------------
                                                     ALASKA--0.45%
     3,900   Alaska Industrial Development & Export Authority
               (Alaska Hotel Property Inc.)........................           A                4.200             3,900,000
     5,000   Anchorage Alaska
               Tax Anticipation Notes..............................        12/17/97            4.000             5,021,731
                                                                                                           ---------------
                                                                                                                 8,921,731
                                                                                                           ---------------
                                                    ARIZONA--3.63%
    15,000   Apache County Industrial Development Authority
               (Tucson Electric Power Company Project Series B)....           A                4.000            15,000,000
    16,200   Apache County Industrial Development Authority
               (Tucson Electric Power Springerville Project).......           A            4.000 to 4.100       16,200,000
     6,600   Maricopa County Pollution Control
               (Arizona Public Service Company)....................           A                4.150             6,600,000
     7,900   Phoenix Multi-Family Housing Authority
               (Southwest Villages Project)........................           A                3.100             7,900,000
     4,200   Phoenix Multi-Family Housing Authority
               (Delaware Mar Terrace Apartments Project)...........           A                4.150             4,200,000
    22,715   Salt River Agricultural Improvement & Power Project
               Tax-Exempt Commercial Paper.........................  01/24/97 to 03/28/97  3.400 to 3.650       22,715,000
                                                                                                           ---------------
                                                                                                                72,615,000
                                                                                                           ---------------
                                                 CALIFORNIA--4.77%
     6,000   California Community College Financing
               Tax and Revenue Anticipation Bonds..................        07/02/97            4.750             6,025,920
     6,800   California State General Obligation
               Tax-Exempt Commercial Paper.........................        03/19/97            3.450             6,800,000
     9,100   California Higher Education Loan Authority
               (Student Loans).....................................           A                3.900             9,100,000
     2,000   California Higher Education Loan Authority
               (Student Loans)
               Adjustable Rate Bonds...............................        07/01/97            3.950             2,000,000
     8,000   California Statewide Communities Development Authority
               Tax and Revenue Anticipation Notes..................        06/30/97            4.750             8,028,444
     3,500   Contra Costa County
               Tax and Revenue Anticipation Notes..................        07/03/97            4.500             3,510,940
     7,600   Grand Terrace Community Redevelopment Agency
               (Multi-Family Housing)..............................           A                4.150             7,600,000
    12,000   Irvine Improvement Bond Act 1915 Assessment District..           A                3.900            12,000,000
     2,000   Los Angeles County Transportation Authority Notes.....        02/27/97            4.000             2,000,627
     7,100   Los Angeles Regional Airports Improvement Corporation
               Lease Revenue.......................................           A                4.950             7,100,000
     6,500   Los Angeles Transportation Commission
               Tax-Exempt Commercial Paper.........................        03/14/97            3.450             6,500,000

PaineWebber                 RMA TAX-FREE FUND, INC.

 Principal
  Amount                                                                   Maturity           Interest
   (000)                                                                    Dates              Rates            Value
-----------                                                          --------------------  --------------  ---------------
                                           CALIFORNIA--(CONCLUDED)
 $   3,500   Los Angeles County
               Tax and Revenue Anticipation Notes..................        06/30/97            4.500%      $     3,510,137
     3,100   Los Angeles Unified School District
               Tax and Revenue Anticipation Notes..................        06/30/97            4.500             3,110,301
    10,700   San Francisco Redevelopment Agency Multi-Family
               (Bayside Village)...................................           A                3.950            10,700,000
     7,500   Southern California Metropolitan Water District
               Tax-Exempt Commercial Paper.........................        03/14/97            3.400             7,500,000
                                                                                                           ---------------
                                                                                                                95,486,369
                                                                                                           ---------------
                                                   COLORADO--1.17%
    11,100   Colorado Health Facilities Authority
               (Kaiser Permanente Series A)........................           A                4.150            11,100,000
    10,000   Colorado Housing Finance Authority
               Multi-Family Housing Revenue Bonds
               (Grant Plaza Project)...............................           A                4.125            10,000,000
     2,400   Regional Transportation District Colorado
               Special Passenger Fare Revenue......................           A                3.900             2,400,000
                                                                                                           ---------------
                                                                                                                23,500,000
                                                                                                           ---------------
                                                CONNECTICUT--0.60%
       730   Connecticut State Series B............................        08/15/97            4.750               733,945
       200   Berlin Connecticut General Obligation Bonds...........        06/15/97            5.950               201,931
       500   Cheshire Connecticut
               Bond Anticipation Notes.............................        08/08/97            4.250               501,300
     9,500   Connecticut Development Authority Pollution Control
               Revenue
               (Connecticut Light & Power Company Project).........           A                4.150             9,500,000
       500   Groton City Connecticut
               Bond Anticipation Notes.............................        07/10/97            4.000               501,101
       300   Trumbull Connecticut General Obligation Bonds.........        05/01/97            6.600               302,835
                                                                                                           ---------------
                                                                                                                11,741,112
                                                                                                           ---------------
                                                   DELAWARE--1.28%
    25,600   Delaware Economic Development Authority
               (Hospital Billing & Collection Service, Ltd.).......           A                4.050            25,600,000
                                                                                                           ---------------
                                                    FLORIDA--6.73%
    10,160   Dade County Aviation Revenue..........................           A                4.300            10,160,000
    32,425   Florida Local Government Finance Commission
               Tax-Exempt Commercial Paper.........................  01/30/97 to 02/27/97  3.500 to 3.650       32,425,000
     4,180   Indian Trace Community Development
               (Basin 1 Water Management Series A).................           A                3.750             4,180,000
     4,000   Jacksonville Electric Facilities Authority............        02/12/97            3.550             4,000,000
     8,100   Jacksonville Electric Facilities Authority
               Tax-Exempt Commercial Paper.........................  03/03/97 to 04/08/97      3.500             8,100,000
    29,100   Jacksonville Hospital Revenue
               (University Medical Center Project).................           A                4.200            29,100,000
     6,100   Orange County Health Facilities Authority
               (Mayflower Retirement Center).......................           A                4.200             6,100,000
    10,200   Orlando Waste Water Systems
               Tax-Exempt Commercial Paper.........................  01/30/97 to 03/10/97  3.400 to 3.500       10,200,000
     3,500   Putnam County Development Authority
               Pollution Control Revenue
               (Seminole Electric H-4)
               Adjustable Rate Bonds...............................           A                3.800             3,500,000

PaineWebber                 RMA TAX-FREE FUND, INC.

 Principal
  Amount                                                                   Maturity           Interest
   (000)                                                                    Dates              Rates            Value
-----------                                                          --------------------  --------------  ---------------
                                              FLORIDA--(CONCLUDED)
 $  21,740   Sunshine State Government Finance Commission
               Tax-Exempt Commercial Paper.........................  03/21/97 to 04/10/97  3.400 to 3.450% $    21,740,000
     5,000   University of North Florida Foundation Incorporated...           A                4.050             5,000,000
                                                                                                           ---------------
                                                                                                               134,505,000
                                                                                                           ---------------
                                                    GEORGIA--3.05%
     6,000   Burke County Development Authority Pollution Control
               (Oglethorpe Power Corp.)............................           A                4.000             6,000,000
    10,000   Cobb County Housing Authority Multifamily Housing
               (Greenhouse Frey Apartment Project).................           A                3.900            10,000,000
     1,400   Fulton County School District
               (Pre-refunded with U.S. Government Securities to
               05/01/97 @ 103).....................................        05/01/97            7.050             1,443,680
     8,000   Georgia Municipal Electric Authority
               Power Revenue Series L
               (Pre-refunded with U.S. Government Securities to
               01/01/97 @ 102).....................................        01/01/97            7.750             8,160,000
    19,000   Georgia Municipal Electric Authority
               Tax-Exempt Commercial Paper.........................  04/04/97 to 04/11/97  3.500 to 3.550       19,000,000
     3,000   Georgia Municipal Gas Authority
               (Transco Portfolio I Project B)
               Tax-Exempt Commercial Paper.........................        05/14/97            3.500             3,000,000
    13,400   Glynn Brunswick Memorial Hospital
               Variable Anticipation Certificates
               (Southeast Georgia Project).........................           A                3.900            13,400,000
                                                                                                           ---------------
                                                                                                                61,003,680
                                                                                                           ---------------
                                                      IDAHO--1.03%
     5,500   Idaho State
               Tax Anticipation Notes..............................        06/30/97            4.500             5,515,655
     5,785   Idaho Health Facilities Authority
               (St. Lukes Medical Center Project)..................           A                5.250             5,785,000
     9,200   Power County Pollution Control Revenue
               (FMC Corporation Project)...........................           A                5.100             9,200,000
                                                                                                           ---------------
                                                                                                                20,500,655
                                                                                                           ---------------
                                       DISTRICT OF COLUMBIA--0.33%
     6,600   District Columbia Revenue
               (Georgetown University Series C)....................           A                3.900             6,600,000
                                                                                                           ---------------
                                                  ILLINOIS--10.11%
     6,700   Chicago Park District
               Tax and Revenue Anticipation Warrants...............        09/30/97            4.700             6,751,080
    10,000   Chicago O'Hare International Airport Revenue..........           A                4.150            10,000,000
     2,775   Du Page Water Commission Water Revenue
               (Pre-refunded with U.S. Government Securities to
               05/01/97 @ 102).....................................        05/01/97            6.875             2,841,826
     4,900   Illinois Development Finance Authority
               (Bridgestone/ Firestone Tire Company)...............           A                4.750             4,900,000
    18,500   Illinois Development Finance Authority
               (Illinois Power Company)
               Tax-Exempt Commercial Paper.........................  02/07/97 to 03/19/97  3.400 to 3.500       18,500,000
    16,200   Illinois Development Finance Authority
               Pollution Control Revenue
               (Commonwealth Edison)...............................           A                4.100            16,200,000
     4,000   Illinois Development Finance Authority Revenue
               (Chicago Symphony Orchestra)........................           A                4.100             4,000,000

PaineWebber                 RMA TAX-FREE FUND, INC.

 Principal
  Amount                                                                   Maturity           Interest
   (000)                                                                    Dates              Rates            Value
-----------                                                          --------------------  --------------  ---------------
                                             ILLINOIS--(CONCLUDED)
 $   5,000   Illinois Educational Facilities Authority Revenue
               (Field Museum of Natural History)...................        05/15/97            3.600%      $     5,000,000
     1,000   Illinois Educational Facilities Authority Revenue
               (Northwestern University)...........................           A                4.250             1,000,000
    10,000   Illinois Educational Facilities Authority Revenue
               (Illinois College of Optometry).....................           A                4.500            10,000,000
     4,995   Illinois Educational Facilities Authority Revenue
               (Northwestern University)...........................           A                4.200             4,995,000
     6,000   Illinois Educational Facilities Authority Revenue
               (Adjustment Shedd Aquarium Society B)...............        05/06/97            3.550             6,000,000
    14,500   Illinois Health Facilities Authority Revenue
               (Central Dupage Healthcorp).........................           A                5.250            14,500,000
    22,670   Illinois Health Facilities Authority Revenue
               (Central Health and Northwest Community)............           A                4.050            22,670,000
    22,915   Illinois Health Facilities Authority Revenue
               (Elmhurst Memorial Hospital)........................           A                5.300            22,915,000
    22,000   Illinois Health Facilities Authority Revenue
               (Evanston Hospital)
               Tax-Exempt Commercial Paper.........................  02/28/97 to 10/15/97  3.750 to 3.850       22,000,000
     5,400   Illinois Health Facilities Authority Revenue
               (Methodist Medical Center)..........................           A                4.100             5,400,000
     7,000   Illinois Education Facilities Authority
               (Northwestern University)...........................           A                4.100             7,000,000
     5,000   Illinois State Toll and Highway Authority.............           A                4.100             5,000,000
    10,500   Lisle Multi-Family Housing Revenue
               (Ashley of Lisle Project)...........................           A                3.900            10,500,000
     2,000   Northwest Water Commission
               Cook and Lake County Water Revenue
               (Pre-refunded with U.S. Government Securities to
               05/01/97 @ 102).....................................        05/01/97            6.500             2,057,458
                                                                                                           ---------------
                                                                                                               202,230,364
                                                                                                           ---------------
                                                    INDIANA--2.58%
    19,500   City of Indianapolis Gas Utility System
               (Citizens Gas/Coal Utility)
               Tax-Exempt Commercial Paper.........................  03/10/97 to 03/27/97  3.400 to 3.450       19,500,000
     8,180   Indiana Bond Bank
               Advanced Funding Notes..............................        01/09/97            4.250             8,181,720
     1,000   Indianapolis Indiana Resource Recovery Revenue
               (Refunding Ogden Martin Systems Incorporated
               Project)............................................        12/01/97            6.000             1,020,456
     8,400   Indianapolis Public Improvement Board Bond Bank Series
               B...................................................  01/09/97 to 07/10/97  4.125 to 4.250        8,415,491
     8,000   Mount Vernon Pollution Control Revenue
               (Southern Indiana Gas)
               Adjustable Rate Bonds...............................        05/01/97            4.000             8,000,000
     6,500   Petersburg Pollution Control Revenue
               (Indianapolis Power and Light Company)
               Tax-Exempt Commercial Paper.........................        03/12/97            3.450             6,500,000
                                                                                                           ---------------
                                                                                                                51,617,667
                                                                                                           ---------------
                                                       IOWA--0.89%
    17,800   Iowa Finance Authority
               (Village Court Project).............................           A                4.000            17,800,000
                                                                                                           ---------------

PaineWebber                 RMA TAX-FREE FUND, INC.

 Principal
  Amount                                                                   Maturity           Interest
   (000)                                                                    Dates              Rates            Value
-----------                                                          --------------------  --------------  ---------------
                                                   KENTUCKY--1.04%
 $   8,000   Jefferson County Pollution Control Revenue Bonds
               (Louisville Gas & Electric Company)
               Tax-Exempt Commercial Paper.........................  02/12/97 to 03/10/97  3.450 to 3.500% $     8,000,000
     1,000   Kentucky St Turnpike Authority Economic Development
               Road Revenue Series A
               (Pre-refunded with U.S. Government Securities to
               07/01/97 @ 102).....................................        07/01/97            8.250             1,040,923
     3,335   Pendleton Multi-County Lease Revenue
               (Kentucky Associates Leasing Program)
               Tax-Exempt Commercial Paper.........................        02/07/97            3.550             3,335,000
     8,400   Trimble County Pollution Control
               (Louisville Gas & Electric Company)
               Tax-Exempt Commercial Paper.........................  01/10/97 to 04/11/97  3.450 to 3.600        8,400,000
                                                                                                           ---------------
                                                                                                                20,775,923
                                                                                                           ---------------
                                                  LOUISIANA--1.59%
     5,400   Ascension Parish Pollution Control Revenue
               (BASF Wyandotte Corporation)........................           A                5.100             5,400,000
     9,700   Calcasieu Parish Industrial Development Board
               Pollution Control Revenue
               (Citgo Petrol Corp.)................................           A                4.100             9,700,000
     1,715   Lake Charles Harbor And Terminal District Revenue
               (Reynolds Metals Company)
               Adjustable Rate Bons................................        12/01/97            3.750             1,715,755
    12,000   Louisiana Public Facilities Authority
               Pollution Control Revenue
               (Ciba Geigy)........................................           A                4.150            12,000,000
     3,000   Plaquemines Port Harbor and Terminal District
               Marine Terminal Facilities Revenue Electro
               Coal Transfer Series A (Tampa Electric).............        03/13/97            3.550             3,000,000
                                                                                                           ---------------
                                                                                                                31,815,755
                                                                                                           ---------------
                                                      MAINE--0.38%
     7,500   Baileyville Maine Pollution Control Revenue
               (Georgia Pacific Corporation Project)...............           A                4.125             7,500,000
                                                                                                           ---------------
                                                   MARYLAND--1.75%
     9,000   Howard County Series B
               Tax-Exempt Commercial Paper.........................  04/11/97 to 04/15/97  3.400 to 3.500        9,000,000
    16,716   Maryland Health & Higher Education Facilities Revenue
               Series C (Johns Hopkins)
               Tax-Exempt Commercial Paper.........................  04/11/97 to 05/09/97  3.500 to 3.550       16,716,000
     9,200   University of Maryland
               Equipment Tender Notes..............................           A                4.050             9,200,000
                                                                                                           ---------------
                                                                                                                34,916,000
                                                                                                           ---------------
                                              MASSACHUSETTS--2.67%
     3,750   Lowell Massachusetts Regional Transit Authority
               Revenue Anticipation Notes..........................        07/18/97            4.400             3,754,875
     5,000   Massachusetts Convention Center Authority
               (Refunding Hynes Convention Center).................        09/01/97            5.700             5,061,335
     5,400   Massachusetts Health & Education
               (Boston University)
               Tax-Exempt Commercial Paper.........................        02/13/97            3.700             5,400,000

PaineWebber                 RMA TAX-FREE FUND, INC.

 Principal
  Amount                                                                   Maturity           Interest
   (000)                                                                    Dates              Rates            Value
-----------                                                          --------------------  --------------  ---------------
                                        MASSACHUSETTS--(CONCLUDED)
 $  10,000   Massachusetts Health And Educational Facilities
               Authority
               (Capital Asset Program).............................           A                3.650%      $    10,000,000
     6,700   Massachusetts Industrial Finance Agency Resources
               Recovery Revenue
               (Refunding Ogden Haverhill Project A)...............           A                3.750             6,700,000
     5,000   Massachusetts Municipal Wholesale Electric Company
               Power Supply Systems Revenue........................           A                3.750             5,000,000
    10,000   Massachusetts Water Resources Authority
               Tax-Exempt Commercial Paper.........................        02/26/97            3.400            10,000,000
     7,500   Montachusett Regional Transit Authority
               Revenue Anticipation Notes..........................        06/28/97            4.500             7,517,714
                                                                                                           ---------------
                                                                                                                53,433,924
                                                                                                           ---------------
                                                   MICHIGAN--1.92%
    16,930   Michigan Building Authority Revenue Series 1..........        05/01/97            3.500            16,930,000
     4,000   Michigan Housing Development Authority
               (Shoal Creek).......................................           A                4.100             4,000,000
     3,000   Michigan Municipal Bond Authority Revenue Series A....        07/03/97            4.500             3,008,679
     9,100   Michigan Strategic Fund
               (Dow Chemical Company)..............................           A                5.100             9,100,000
     5,400   Northville Township Economic Development Corporation
               Limited Obligation Revenue
               (Various Thrifty Northville Incorporated Project)...           A                4.125             5,400,000
                                                                                                           ---------------
                                                                                                                38,438,679
                                                                                                           ---------------
                                                  MINNESOTA--0.63%
     7,800   University Minnesota..................................        01/30/97            3.550             7,800,000
     4,860   University of Minnesota Board of Regents
               Tax-Exempt Commercial Paper.........................        01/29/97            3.600             4,860,000
                                                                                                           ---------------
                                                                                                                12,660,000
                                                                                                           ---------------
                                                 MISSISSIPI--1.29%
     3,900   Claiborne County Pollution Control Revenue
               (Southern Mississippi Electric)
               Tax-Exempt Commercial Paper.........................        04/01/97            3.500             3,900,000
    15,500   Harrison County Pollution Control Revenue
               (DuPont)............................................           A                5.100            15,500,000
     6,500   Perry County Pollution Control Revenue
               (Leaf River Forest).................................           A                4.300             6,500,000
                                                                                                           ---------------
                                                                                                                25,900,000
                                                                                                           ---------------
                                                   MISSOURI--1.51%
     2,500   Columbia Special Obligation...........................           A                4.100             2,500,000
     1,200   Independence Missouri Water Utility Revenue
               Tax-Exempt Commercial Paper.........................        02/03/97            3.500             1,200,000
     5,000   Missouri Environmental Improvement & Energy Resource
               Authority Pollution Control Revenue
               (Union Electric) Adjustable Rate Bonds..............        06/01/97            3.650             5,000,000
     7,500   Missouri Health & Education Facilities Authority
               (SSM Healthcare)
               Tax-Exempt Commercial Paper.........................        03/07/97            3.550             7,500,000

PaineWebber                 RMA TAX-FREE FUND, INC.

 Principal
  Amount                                                                   Maturity           Interest
   (000)                                                                    Dates              Rates            Value
-----------                                                          --------------------  --------------  ---------------
                                             MISSOURI--(CONCLUDED)
 $   4,000   Missouri Health & Education Facilities Authority
               (Mehlville School District Series H)................        09/08/97            4.500%      $     4,015,836
    10,000   University of Missouri
               Project Notes.......................................        06/30/97            4.750            10,041,752
                                                                                                           ---------------
                                                                                                                30,257,588
                                                                                                           ---------------
                                                   NEBRASKA--1.96%
     5,000   Lincoln Electric Systems Revenue
               Tax-Exempt Commercial Paper.........................        03/03/97            3.500             5,000,000
    16,085   Nebraska Higher Education Loan Authority..............           A                4.150            16,085,000
    18,200   Nebraska Public Power District Revenue
               Tax-Exempt Commercial Paper.........................  02/11/97 to 03/18/97  3.450 to 3.500       18,200,000
                                                                                                           ---------------
                                                                                                                39,285,000
                                                                                                           ---------------
                                                     NEVADA--1.39%
    27,884   Clark County Airport Improvement Revenue..............           A                4.000            27,884,000
                                                                                                           ---------------
                                              NEW HAMPSHIRE--0.23%
     4,670   New Hampshire Higher Education Authority Revenue
               (Dartmouth College) Adjustable Rate Bonds...........        06/01/97            3.800             4,670,000
                                                                                                           ---------------
                                                 NEW JERSEY--1.21%
     6,200   New Jersey Tax
               Revenue Anticipation Notes
               Tax-Exempt Commercial Paper.........................        02/25/97            3.500             6,200,000
     2,900   Mendham Township New Jersey
               Bond Anticipation Notes.............................        10/07/97            4.500             2,915,582
     9,300   Morris Township
               Bond Anticipation Notes.............................        05/16/97            4.125             9,313,071
     5,800   Wildwood Crest
               Bond Anticipation Notes.............................        05/08/97            4.125             5,806,293
                                                                                                           ---------------
                                                                                                                24,234,946
                                                                                                           ---------------
                                                 NEW MEXICO--1.79%
    13,400   Albuquerque Airport Revenue...........................           A                4.000            13,400,000
    10,500   Albuquerque Gross Receipts
               Lodges Tax Revenue Series A.........................           A            4.000 to 4.100       10,500,000
    12,000   University New Mexico University Revenues.............           A                3.900            12,000,000
                                                                                                           ---------------
                                                                                                                35,900,000
                                                                                                           ---------------
                                                   NEW YORK--4.14%
     9,500   New York State
               Tax-Exempt Commercial Paper.........................        02/21/97            3.550             9,500,000
     2,000   New York State Energy Research And Development
               Authority Pollution Control Revenue
               (NYS Electric and Gas)
               Adjustable Rate Bonds...............................        10/15/97            3.850             2,000,000
    11,000   New York State Housing Finance Agency Revenue
               (Normandie Court I Project).........................           A                4.000            11,000,000
    15,000   New York State Power Authority........................        04/07/97            3.550            15,000,000
     1,000   Nassau County New York
               Revenue Anticipation Notes Series A.................        03/05/97            3.750             1,000,668

PaineWebber                 RMA TAX-FREE FUND, INC.

 Principal
  Amount                                                                   Maturity           Interest
   (000)                                                                    Dates              Rates            Value
-----------                                                          --------------------  --------------  ---------------
                                             NEW YORK--(CONCLUDED)
 $   3,000   Nassau County New York
               Bond Anticipation Notes Series D....................        08/15/97            4.500%      $     3,010,755
     6,000   Nassau County New York
               General Improvement Series V........................        11/01/97            5.125             6,070,693
     6,000   Nassau County New York
               Tax Anticipation Notes Series C.....................        09/25/97            4.250             6,029,892
     8,500   New York City
               Revenue Anticipation Notes Series B.................        06/30/97            4.500             8,528,572
    12,000   Oyster Bay New York
               Bond Anticipation Notes.............................        10/03/97            4.250            12,042,402
     8,500   Suffolk County New York
               Tax Anticipation Notes RA Series II.................        09/11/97            4.500             8,532,887
                                                                                                           ---------------
                                                                                                                82,715,869
                                                                                                           ---------------
                                             NORTH CAROLINA--3.25%
    15,350   Charlotte Airport Revenue.............................           A                4.000            15,350,000
    10,500   Charlotte Mecklenberg Hospital Authority
               Health Care Systems Revenue Series D................           A                3.900            10,500,000
     7,000   North Carolina Eastern Municipal Power
               Tax-Exempt Commercial Paper.........................        03/03/97            3.500             7,000,000
    15,100   North Carolina Education and Medicare
               (Duke University)...................................           A                3.950            15,100,000
     6,000   North Carolina Educational Facility
               (Duke University)...................................           A                3.950             6,000,000
    11,100   North Carolina Municipal Power Series A
               Tax-Exempt Commercial Paper.........................  02/18/97 to 04/10/97  3.500 to 3.550       11,100,000
                                                                                                           ---------------
                                                                                                                65,050,000
                                                                                                           ---------------
                                               NORTH DAKOTA--1.76%
    25,200   Grand Forks Health Care Facilities Revenue
               (The United Hospital Group Project).................           A                5.250            25,200,000
    10,000   Oliver County Pollution Control Revenue
               (Square Butte Electric A)...........................           A                3.900            10,000,000
                                                                                                           ---------------
                                                                                                                35,200,000
                                                                                                           ---------------
                                                       OHIO--1.72%
     5,800   Columbus Electric Systems Revenue.....................           A                3.350             5,800,000
    12,700   Columbus Sewer Revenue................................           A                4.000            12,700,000
    10,000   Cuyahoga County Ohio Hospital Revenue
               (Cleveland Clinic Foundation A).....................           A                3.900            10,000,000
     6,000   Montgomery County Ohio Hospital Revenue
               (Ohio Valley Hospital)
               Tax-Exempt Commercial Paper.........................        03/25/97            3.450             6,000,000
                                                                                                           ---------------
                                                                                                                34,500,000
                                                                                                           ---------------
                                                   OKLAHOMA--0.56%
     7,500   Tulsa Industrial Authority Hospital Revenue
               (Hillcrest Medical Center Project)..................           A                4.150             7,500,000
     3,795   Tulsa Parking Authority Revenue
               (Williams Center)
               Adjustable Rate Bond................................        05/15/97            3.700             3,795,000
                                                                                                           ---------------
                                                                                                                11,295,000
                                                                                                           ---------------
                                                     OREGON--0.91%
    18,200   Oregon State General Obligation
               (Veterans Welfare)..................................           A                3.850            18,200,000
                                                                                                           ---------------

PaineWebber                 RMA TAX-FREE FUND, INC.

 Principal
  Amount                                                                   Maturity           Interest
   (000)                                                                    Dates              Rates            Value
-----------                                                          --------------------  --------------  ---------------
                                               PENNSYLVANIA--3.16%
 $  20,700   Alleghany County Pollution Control Revenue
               (U.S. Steel)
               Tax-Exempt Commercial Paper.........................  04/09/97 to 04/10/97  3.500 to 3.550% $    20,700,000
     5,000   Allegheny County Port Authority
               Grant Anticipation Note Series A....................        06/30/97            3.900             5,000,000
     7,400   Bucks County Industrial Development Authority Revenue
               (Edgcomb Metals Company Project)....................           A                4.000             7,400,000
    14,140   Northeastern Pennsylvania Hospital Authority Revenue
               Tax-Exempt Commercial Paper.........................  02/14/97 to 04/14/97  3.450 to 3.500       14,140,000
    12,200   Northumberland County Industrial Development Authority
               Pollution Control Revenue...........................           A                3.700            12,200,000
     3,800   Philadelphia Gas Works
               Tax-Exempt Commercial Paper.........................        05/19/97            3.500             3,800,000
                                                                                                           ---------------
                                                                                                                63,240,000
                                                                                                           ---------------
                                                PUERTO RICO--2.73%
     3,500   Puerto Rico Commonwealth
               (Government Development Bank)
               Tax-Exempt Commercial Paper.........................        02/06/97            3.550             3,500,000
    30,000   Puerto Rico Commonwealth
               Tax and Revenue Anticipation Notes..................        07/30/97            4.000            30,096,600
    20,900   Puerto Rico Commonwealth Development Bank
               Tax-Exempt Commercial Paper.........................  02/11/97 to 03/20/97  3.400 to 3.600       20,900,000
                                                                                                           ---------------
                                                                                                                54,496,600
                                                                                                           ---------------
                                               RHODE ISLAND--0.60%
    11,900   State of Rhode Island and Providence Plantation Series
               1996
               Tax-Exempt Commercial Paper.........................  01/30/97 to 02/24/97  3.450 to 3.500       11,900,000
                                                                                                           ---------------
                                             SOUTH CAROLINA--2.42%
     6,200   Greenville County Industrial Revenue
               (Edgcomb Metals Company Project)....................           A                4.000             6,200,000
     3,600   South Carolina Jobs Economic Development Authority
               Hospital Facilities Revenue
               (Baptist Healthcare Systems)........................           A                3.900             3,600,000
    33,053   South Carolina Public Service Authority
               Tax-Exempt Commercial Paper.........................  01/27/97 to 04/15/97  3.450 to 3.650       33,053,000
     5,490   South Carolina Public Service Authority
               Refunding Series A..................................        01/01/98            5.400             5,585,914
                                                                                                           ---------------
                                                                                                                48,438,914
                                                                                                           ---------------
                                                  TENNESSEE--2.56%
     3,000   Chattanooga Industrial Development Board
               (Seabord Project)...................................           A                3.800             3,000,000
    18,000   Metropolitan Nashville & Davidson Health & Education
               (Vanderbilt University)
               Tax-Exempt Commercial Paper.........................  01/15/97 to 01/28/97  3.500 to 3.600       18,000,000

PaineWebber                 RMA TAX-FREE FUND, INC.

 Principal
  Amount                                                                   Maturity           Interest
   (000)                                                                    Dates              Rates            Value
-----------                                                          --------------------  --------------  ---------------
                                            TENNESSEE--(CONCLUDED)
 $   8,600   Metropolitan Nashville & Davidson Industrial
               (Timberlake)........................................           A                4.000%      $     8,600,000
     4,000   Metropolitan Nashville Airport Authority..............           A                4.000             4,000,000
     6,640   Nashville Health
               (Baptist Hospital)
               Tax-Exempt Commercial Paper.........................        02/25/97            3.500             6,640,000
     1,285   Shelby County Tennessee
               Public Improvement Series A
               (Pre-refunded with U.S. Government Securities to
               08/01/97 @ 101.75)..................................        08/01/97            6.500             1,328,047
     9,550   Tennessee Local Development Authority Revenue
               Bond Anticipation Notes Series A....................        05/29/97            4.000             9,563,557
                                                                                                           ---------------
                                                                                                                51,131,604
                                                                                                           ---------------
                                                     TEXAS--15.82%
    34,650   Texas State
               Tax and Revenue Anticipation Notes..................        08/29/97            4.750            34,843,203
     7,590   Bexar County Health Facilities Development
               (Army Retirement Foundation)........................           A                4.000             7,590,000
     2,250   Brownsville Utilities
               Tax-Exempt Commercial Paper.........................        04/09/97            3.450             2,250,000
    14,000   City of Austin Combined Utilities System
               Tax-Exempt Commercial Paper.........................  05/12/97 to 05/13/97      3.450            14,000,000
    31,200   City of Houston Water & Sewer Authority                                          3.500 to
               Tax-Exempt Commercial Paper.........................  01/22/97 to 03/11/97  3.700.........       31,200,000
     4,000   City of Houston Water & Sewer Authority
               Tax-Exempt Commercial Paper
               (Pre-refunded with U.S. Government Securities to
               12/01/97 @ 102).....................................        12/01/97            7.400             4,198,404
    37,000   Dallas Area Rapid Transportation Authority Revenue          01/27/97 to
               Tax-Exempt Commercial Paper.........................  03/26/97............  3.400 to 3.600       37,000,000
     2,000   Dallas Waterworks & Sewer System Revenue
               (Pre-refunded with U.S. Government Securities to
               04/01/97 @ 101.5)...................................        04/01/97            6.800             2,046,039
     2,000   Garland Independent School District...................        02/15/97            6.200             2,006,073
    12,800   Georgetown Higher Education Finance Corp.
               (Southwestern University)...........................           A                4.000            12,800,000
    13,800   Guadalupe Blanco River Authority
               (Central Texas Power)...............................           A                5.100            13,800,000
     6,300   Gulf Coast Pollution Control Revenue
               (Refunding Exxon Project)
               Tax-Exempt Commercial Paper.........................        02/20/97            3.550             6,300,000
     7,700   Harris County Health Facilities
               (Texas Children's Hospital).........................           A                4.050             7,700,000
     8,000   Harris County Health Facilities
               (YMCA)
               Tax-Exempt Commercial Paper.........................        03/24/97            3.550             8,000,000
    10,700   Harris County Texas
               Tax Anticipation Notes..............................        02/28/97            4.500            10,712,171
    18,000   Harris County Toll Roads..............................           A                4.050            18,000,000
     5,000   Houston Texas General Obligation
               Tax-Exempt Commercial Paper.........................        02/21/97            3.550             5,000,000
     3,000   Katy Independent School District......................        02/15/97            4.400             3,003,938
     4,500   Lower Colorado River Authority........................           A                3.900             4,500,000
     3,500   North Central Texas Health Series 1991 A
               (Methodist Hosptial)
               Tax-Exempt Commercial Paper.........................        04/15/97            3.500             3,500,000

PaineWebber                 RMA TAX-FREE FUND, INC.

 Principal
  Amount                                                                   Maturity           Interest
   (000)                                                                    Dates              Rates            Value
-----------                                                          --------------------  --------------  ---------------
                                                TEXAS--(CONCLUDED)
 $  11,700   Port of Corpus Christi Authority
               (Koch Industries)
               Tax-Exempt Commercial Paper.........................  02/12/97 to 04/08/97  3.450 to 3.550% $    11,700,000
     5,000   San Antonio Texas Water Systems
               Tax-Exempt Commercial Paper.........................        02/07/97            3.500             5,000,000
    15,000   Texas A&M University
               Tax-Exempt Commercial Paper.........................  02/13/97 to 03/21/97  3.150 to 3.500       15,000,000
     8,000   Texas Municipal Power Agency
               Tax-Exempt Commercial Paper.........................        02/21/97            3.550             8,000,000
    15,600   Texas Public Finance Authority
               Tax-Exempt Commercial Paper.........................        02/27/97            3.450            15,600,000
     2,200   Texas Public Finance Authority Series B
               Tax-Exempt Commercial Paper.........................        01/28/97            3.650             2,200,000
    21,845   University of Texas
               (Permanent University Fund).........................  01/10/97 to 04/08/97  3.400 to 3.650       21,845,000
     8,550   University of Texas Board of Regents
               Tax-Exempt Commercial Paper.........................  01/31/97 to 02/28/97      3.500             8,550,000
                                                                                                           ---------------
                                                                                                               316,344,828
                                                                                                           ---------------
                                                       UTAH--1.36%
     4,700   Carbon County Pollution Control Revenue
               (Pacificorp)........................................           A                5.100             4,700,000
     2,400   Davis County Utah School District
               Tax Anticipation Notes..............................        06/30/97            4.500             2,406,819
    14,000   Intermountain Power Agency
               Series 85E
               Tax-Exempt Commercial Paper.........................  02/10/97 to 02/13/97      3.600            14,000,000
     4,000   Intermountain Power Agency
               Adjustable Rate Bonds...............................        06/16/97            3.930             4,000,000
     2,100   Salt Lake City Health Facilities
               (Pooled Hospital)
               Tax-Exempt Commercial Paper.........................        02/10/97            3.450             2,100,000
                                                                                                           ---------------
                                                                                                                27,206,819
                                                                                                           ---------------
                                                    VERMONT--1.20%
    19,000   State of Vermont Series I
               Tax-Exempt Commercial Paper.........................  01/30/97 to 03/25/97  3.400 to 3.550       19,000,000
     5,000   Vermont Educational & Health Bldgs Agency
               (Norwich University Project Series A)...............           A                4.250             5,000,000
                                                                                                           ---------------
                                                                                                                24,000,000
                                                                                                           ---------------
                                                 WASHINGTON--2.81%
     7,100   Port of Vancouver Refunding Revenue
               (United Grain Corporation of Oregon)................           A                4.250             7,100,000
     3,900   Seattle Washington Municipal Light And Power Revenue
               Tax-Exempt Commercial Paper.........................        01/15/97            3.550             3,900,000
    14,800   Snohomish Public Utility District.....................           A                4.000            14,800,000
    20,355   Washington Health Care Facilities Authority Revenue
               (Fred Hutchinson Cancer Center).....................           A                5.250            20,355,000
    10,000   Washington Public Power Supply Systems Nuclear........           A                4.100            10,000,000
                                                                                                           ---------------
                                                                                                                56,155,000
                                                                                                           ---------------

PaineWebber                 RMA TAX-FREE FUND, INC.

 Principal
  Amount                                                                   Maturity           Interest
   (000)                                                                    Dates              Rates            Value
-----------                                                          --------------------  --------------  ---------------
                                                  WISCONSIN--0.78%
 $   6,100   City of Oak Creek Pollution Control Revenue
               (Wisconsin Electric Power Company)..................           A                4.150%      $     6,100,000
     9,500   Southeast Wisconsin Professional Baseball Park
               District Sales Tax Revenue..........................        01/15/97            4.100             9,500,000
                                                                                                           ---------------
                                                                                                                15,600,000
                                                                                                           ---------------
                                                    WYOMING--0.45%
     4,000   Carbon County Pollution Control Revenue
               (Amoco)
               Adjustable Rate Bonds...............................        05/01/97            3.600             4,000,000
     1,000   Converse County Pollution Control Revenue
               (Pacificorp)
               Tax-Exempt Commercial Paper.........................        02/03/97            3.500             1,000,000
     4,000   Uinta County Pollution Control Revenue
               (Amoco)
               Adjustable Rate Bonds...............................        12/01/97            3.900             4,010,681
                                                                                                           ---------------
                                                                                                                 9,010,681
                                                                                                           ---------------
TOTAL INVESTMENTS (cost--$2,066,578,708 which approximates cost for
  federal income tax purposes)--103.33%...........................                                           2,066,578,708
Liabilities in excess of other assets--(3.33)%....................                                             (66,568,076)
                                                                                                           ---------------
NET ASSETS--(applicable to 2,001,293,775 shares outstanding at
  $1.00 per share)--100.00%........................................                                         $2,000,010,632
                                                                                                           ---------------
                                                                                                           ---------------

---------------

A -- Variable Rate Demand Notes and Variable Rate Certificates of Participation are payable on demand. The interest rates shown are the current rates as of December 31, 1996 and reset periodically.

                       Weighted average maturity--57 days

                 See accompanying notes to financial statements

PaineWebber                 RMA TAX-FREE FUND, INC.

              STATEMENT OF OPERATIONS                   FOR THE SIX MONTHS ENDED
                                                   DECEMBER 31, 1996 (UNAUDITED)

INVESTMENT INCOME:
    Interest.............................................................................  $36,758,162
                                                                                           -----------
EXPENSES:
    Investment advisory and administration...............................................    4,704,173
    Distribution fees....................................................................      843,727
    Transfer agency and service fees.....................................................      340,495
    Custody and accounting...............................................................      115,865
    Insurance............................................................................       31,849
    Federal and state registration.......................................................      101,084
    Reports and notices to shareholders..................................................      117,394
    Legal and audit......................................................................      103,055
    Directors' fees......................................................................        6,175
    Other expenses.......................................................................       88,009
                                                                                           -----------
                                                                                             6,451,826
                                                                                           -----------
NET INVESTMENT INCOME....................................................................   30,306,336
NET REALIZED GAINS FROM INVESTMENT TRANSACTIONS..........................................       45,817
                                                                                           -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....................................  $30,352,153
                                                                                           -----------
                                                                                           -----------

                STATEMENT OF CHANGES IN NET ASSETS

                                                                             FOR THE SIX MONTHS
                                                                                   ENDED           FOR THE YEAR
                                                                             DECEMBER 31, 1996    ENDED JUNE 30,
                                                                                (UNAUDITED)            1996
                                                                            --------------------  ---------------
FROM OPERATIONS:
  Net investment income...................................................    $     30,306,336    $    60,455,403
  Net realized gains from investment transactions.........................              45,817              7,684
                                                                            --------------------  ---------------
  Net increase in net assets resulting from operations....................          30,352,153         60,463,087
                                                                            --------------------  ---------------
DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income...................................................         (30,306,336)       (60,678,153)
                                                                            --------------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS.....         (13,483,270)       451,622,833
                                                                            --------------------  ---------------
Net increase (decrease) in net assets.....................................         (13,437,453)       451,407,767
NET ASSETS:
  Beginning of period.....................................................       2,013,448,085      1,562,040,318
                                                                            --------------------  ---------------
  End of period...........................................................    $  2,000,010,632    $ 2,013,448,085
                                                                            --------------------  ---------------
                                                                            --------------------  ---------------

                 See accompanying notes to financial statements

PaineWebber                 RMA TAX-FREE FUND, INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

PaineWebber RMA Tax-Free Fund, Inc. (the "Fund") was organized under the laws of Maryland on July 2, 1982 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company.

The preparation of financial statements in accordance with generally accepted accounting principles requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Following is a summary of significant accounting policies:

VALUATION AND ACCOUNTING FOR INVESTMENTS AND INVESTMENT INCOME--Investments are valued at amortized cost which approximates market value. Investment transactions are recorded on trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments, including those particular to a specific industry or region.

ACQUISITIONS

Effective November 20, 1995, the Fund acquired all the net assets of PaineWebber/Kidder, Peabody Tax-Exempt Money Fund, Inc. ("PW/KP Tax-Exempt Money Fund") pursuant to a plan of reorganization approved by PW/KP Tax-Exempt Money Fund shareholders on November 10, 1995. The acquisition was accomplished by a tax-free exchange of 395,167,695 shares of the Fund for 395,167,695 shares of PW/KP Tax-Exempt Money Fund outstanding on November 20, 1995. PW/KP Tax-Exempt Money Fund's net assets at that date, valued at $395,038,835, including accumulated net realized losses of $2,134, were combined with those of the Fund.

Effective November 26, 1996, the Fund acquired all the net assets of PaineWebber RMA Connecticut Municipal Money Fund ("RMA Connecticut") pursuant to a plan of reorganization approved by RMA Connecticut shareholders on November 25, 1996. The acquisition was accomplished by a tax-free exchange of 19,670,455 shares of the Fund for 19,670,455 shares of RMA Connecticut outstanding on November 26,

1996. RMA Connecticut's net assets at that date, valued at $19,671,259 were combined with those of the Fund.

INVESTMENT ADVISER AND ADMINISTRATOR

The Fund's Board of Directors has approved an Investment Advisory and Administration Contract ("Advisory Contract") with PaineWebber Incorporated ("PaineWebber"), under which PaineWebber serves as investment adviser and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays PaineWebber an investment advisory and administration fee, which is accrued daily and paid monthly, in accordance with the following schedule:

                                                                                         ANNUAL
                              AVERAGE DAILY NET ASSETS                                    RATE
-------------------------------------------------------------------------------------  -----------
Up to $1.0 billion...................................................................        0.50%
In excess of $1.0 billion up to $1.5 billion.........................................        0.44
Over $1.5 billion....................................................................        0.36

At December 31, 1996, the Fund owed PaineWebber $745,456 for investment advisory and administration fees.

Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly-owned subsidiary of PaineWebber, serves as sub-adviser and sub-administrator of the Fund pursuant to a Sub-Advisory and Sub-Administration Contract between PaineWebber and Mitchell Hutchins. In accordance with that contract, PaineWebber (not the Fund) pays Mitchell Hutchins a fee, computed daily and paid monthly, at an annual rate of 20% of the fee paid by the Fund to PaineWebber under the Advisory Contract.

DISTRIBUTION PLAN

PaineWebber is the distributor of the Fund's shares. Under the plan of distribution, the Fund is authorized to pay PaineWebber a monthly service fee at the annual rate of up to 0.15% of its average daily net assets for providing shareholder services and maintaining shareholder accounts. Currently, PaineWebber is compensated for providing such services at the annual rate of 0.08% of the Fund's average daily net assets. At December 31, 1996, the Fund owed PaineWebber $132,780 for such service fees.

TRANSFER AGENCY SERVICE FEES

The Fund pays PaineWebber an annual fee of $4.00 per active PaineWebber shareholder account, plus certain out-of-pocket expenses, for services not provided by the Fund's transfer agent. For these services for the six months ended December 31, 1996, PaineWebber earned $125,862. At December 31, 1996, the Fund owed PaineWebber $20,471 for such shareholder service fees and reimbursement of out-of-pocket expenses.

OTHER LIABILITIES

At December 31, 1996, the amounts payable for investments purchased and dividends payable aggregated $44,509,638 and $2,365,069, respectively.

FEDERAL TAX STATUS

The Fund intends to distribute all of its tax-exempt income and any taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

At June 30, 1996, the Fund had net capital loss carryforwards of $861,687. The capital loss carryforward includes capital loss carryforwards acquired by the Fund pursuant to its acquisition of PW/KP Tax Exempt Money Fund in the amount of $2,135. The loss carryforwards are available as reductions, to the extent provided in the regulations, of future net realized capital gains, and will expire between June 30, 1997 and June 30, 2004.

In accordance with U.S. Treasury Regulations, the Fund has elected to defer realized capital losses of $1,497 arising after October 31, 1995. Such losses have been treated for tax purposes as arising on July 1, 1996. To the extent that these losses are used to offset future net capital gains, the gains so offset will not be distributed.

CAPITAL SHARE TRANSACTIONS

There are 20 billion $0.001 par value authorized shares of common stock. Transactions in capital shares, at $1.00 per share, were as follows:

                                                              FOR THE SIX
                                                              MONTHS ENDED
                                                              DECEMBER 31,    FOR THE YEAR
                                                                  1996       ENDED JUNE 30,
                                                              (UNAUDITED)         1996
                                                             --------------  ---------------
Shares sold................................................  $5,432,969,415  $10,951,139,261
Share issued in connection with the acquisition of PW RMA
  Connecticut..............................................      19,670,455        --
Shares issued in connection with the acquisition of PW/KP
  Tax Exempt Money Fund....................................        --            395,167,695
Shares repurchased.........................................  (5,495,180,088) (10,953,673,355)
Dividends reinvested.......................................      29,056,948       58,989,232
                                                             --------------  ---------------
Net increase in shares outstanding.........................  $  (13,483,270) $   451,622,833
                                                             --------------  ---------------
                                                             --------------  ---------------

PaineWebber                 RMA TAX-FREE FUND, INC.

              FINANCIAL HIGHLIGHTS

Selected data for a share of Common Stock outstanding throughout each period is presented below:

                              FOR THE SIX MONTHS
                                    ENDED                          FOR THE YEARS ENDED JUNE 30,
                              DECEMBER 31, 1996   ---------------------------------------------------------------
                                 (UNAUDITED)         1996         1995         1994         1993         1992
                              ------------------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning
  of period.................     $       1.00     $      1.00  $      1.00  $      1.00  $      1.00  $      1.00
                              ------------------  -----------  -----------  -----------  -----------  -----------
Net investment income.......            0.014           0.030        0.030        0.019        0.021        0.033
Dividends from net
  investment income.........           (0.014)         (0.030)      (0.030)      (0.019)      (0.021)      (0.033)
                              ------------------  -----------  -----------  -----------  -----------  -----------
Net asset value, end of
  period....................     $       1.00     $      1.00  $      1.00  $      1.00  $      1.00  $      1.00
                              ------------------  -----------  -----------  -----------  -----------  -----------
                              ------------------  -----------  -----------  -----------  -----------  -----------
Total investment return(1)..            1.46%           3.09%        3.03%        1.88%        2.07%        3.30%
                              ------------------  -----------  -----------  -----------  -----------  -----------
                              ------------------  -----------  -----------  -----------  -----------  -----------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's)...................     $  2,000,011     $ 2,013,448  $ 1,562,040  $ 1,427,724  $ 1,248,702  $ 1,183,719
Expenses to average net
  assets....................           0.61%*        0.61%(2)        0.63%        0.64%        0.65%        0.62%
Net investment income to
  average net assets........           2.87%*        3.02%(2)        3.00%        1.90%        2.06%        3.30%

----------

 *  Annualized

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return information for a period less than one year has not been annualized.

(2) These ratios include non-recurring acquisition expenses of 0.01%.

DIRECTORS

E. Garrett Bewkes, Jr.
CHAIRMAN

Margo N. Alexander

Richard Q. Armstrong

Richard R. Burt

Mary C. Farrell

Meyer Feldberg

George W. Gowen

Frederic V. Malek

Carl W. Schafer

John R. Torell III

PRINCIPAL OFFICERS

Margo N. Alexander
PRESIDENT

Victoria E. Schonfeld
VICE PRESIDENT

Dianne E. O'Donnell
VICE PRESIDENT AND SECRETARY

Julian F. Sluyters
VICE PRESIDENT AND TREASURER


INVESTMENT ADVISER,
ADMINISTRATOR AND DISTRIBUTOR

PaineWebber Incorporated
1285 Avenue of the Americas
New York, New York 10019

SUB-ADVISER AND SUB-ADMINISTRATOR

Mitchell Hutchins Asset Management Inc.
1285 Avenue of the Americas
New York, New York 10019

THE FINANCIAL INFORMATION HEREIN IS TAKEN FROM THE RECORDS OF THE FUNDS WITHOUT EXAMINATION BY INDEPENDENT AUDITORS WHO DO NOT EXPRESS AN OPINION THEREON.
THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF A FUND UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.

PAINEWEBBER
C1997 PaineWebber Incorporated
Member SIPC

[LOGO]

RMA MONEY MARKET PORTFOLIO

RMA U.S. GOVERNMENT PORTFOLIO

RMA TAX-FREE FUND, INC.


DECEMBER 31, 1996


SEMIANNUAL REPORT